Document and Entity Information	Aug. 01, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	CROWN CASTLE INTERNATIONAL CORP
Entity Address, Address Line Three	Texas <span data-hint="Entity
Document Period End Date	Aug. 01, 2019
Amendment Flag	false
Entity Central Index Key	0001051470
Document Type	8-K
Entity Incorporation State Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address, Address Line One	1220 Augusta Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	(713)
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	CCI
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.875% Mandatory Convertible Preferred Stock, Series A
Trading Symbol	CCI.PRA
Security Exchange Name	NYSE